Mergers and Acquisitions - Summary of Fair Value of Net Assets Acquired (Parenthetical) (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 06, 2016
Vonpar [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Cash acquired		$ 1,287
Aggregated individually immaterial business combinations [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Cash acquired	$ 860